Note 16 - Off-Balance Sheet Arrangements and Commitments	12 Months Ended
Dec. 31, 2012
Policy Text Block [Abstract]
Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
16.     OFF-BALANCE SHEET ARRANGEMENTS AND COMMITMENTS

In the normal course of business and to meet the needs of its customers, the Bank is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated statements of financial condition.

The Bank does not use financial instruments with off-balance sheet risk as part of its asset/liability management program or for trading purposes. The Bank’s exposure to credit loss in the event of nonperformance by the counterparty to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amounts of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

The funding period for construction loans is generally six to eighteen months and commitments to originate mortgage loans are generally outstanding for 60 days or less.

In the normal course of business, the Company makes commitments to buy or sell assets or to incur or fund liabilities. Commitments include, but are not limited to:

▪	the origination, purchase or sale of loans;

▪	the fulfillment of commitments under letters of credit, extensions of credit on home equity lines of credit, construction loans, and under predetermined overdraft protection limits; and

▪	the commitment to fund withdrawals of certificates of deposit at maturity.

At December 31, 2012, the Bank’s off-balance sheet arrangements principally included lending commitments, which are described below. At December 31, 2012, the Company had no interests in non-consolidated special purpose entities.

At December 31, 2012, commitments included:

▪	total approved loan origination commitments outstanding amounting to $13.7 million, including approximately $600,500 of loans committed to sell;

▪	rate lock agreements with customers of $5.2 million, all of which have been locked with an investor;

▪	funded mortgage loans committed to sell of $4.4 million;

▪	unadvanced portion of construction loans of $881,000;

▪	unused lines of credit of $14.3 million;

▪	outstanding standby letters of credit of $1.9 million;

▪	total predetermined overdraft protection limits of $9.4 million; and

▪	certificates of deposit scheduled to mature in one year or less totaling $134.9 million.

Total unfunded commitments to originate loans for sale and the related commitments to sell of $5.2 million meet the definition of a derivative financial instrument. The related asset and liability are considered immaterial at December 31, 2012.

Historically, a very small percentage of predetermined overdraft limits have been used. At December 31, 2012, overdrafts of accounts with Bounce Protection™ represented usage of 2.53% of the limit.

In light of the Company’s efforts to coordinate a controlled decrease in assets and liabilities and as a result of the current interest rate environment, management cannot estimate the portion of maturing deposits that will remain with the Bank.  Management anticipates that the Bank will continue to have sufficient funds, through repayments, deposits and borrowings, to meet our current commitments.   This assumes the FHLB will continue to extend credit based on our borrowing capacity and that core deposits do not experience a substantial decline.